SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
MATCH GROUP, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period

	(In thousands)
2020
Allowance for credit losses	$578	$(22)	(a)	$(234)		$(36)	(d)	$286
Deferred tax valuation allowance	52,913	35,261	(b)	(17,084)	(c)	—		71,090
Other reserves	2,901							3,380
2019
Allowance for doubtful accounts	$724	$79	(a)	$(8)		$(217)	(d)	$578
Deferred tax valuation allowance	45,483	7,472	(e)	(42)	(f)	—		52,913
Other reserves	3,008							2,901
2018
Allowance for doubtful accounts	$778	$83	(a)	$(15)		$(122)	(d)	$724
Deferred tax valuation allowance	22,830	22,675	(g)	(22)	(f)	—		45,483
Other reserves	2,544							3,008
______________________
(a)Additions to the allowance for credit losses and doubtful accounts are charged to expense, net of the recovery of previous year expenses.
(b)Amount is primarily related to foreign tax credits, foreign net operating losses, and foreign interest deductions.
(c)Amount is primarily related to a reduction in the valuation allowance as a result of the preliminary allocation of tax attributes between Match Group and IAC in conjunction with the Separation.
(d)Write-off of fully reserved accounts receivable.
(e)Amount is primarily related to foreign and state net operating losses and foreign interest deduction carryforwards.
(f)Amount is related to currency translation adjustments on foreign net operating losses.
(g)Amount is primarily related to foreign tax credits and foreign interest deduction carryforwards.